Inventories (Table)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of detailed information about inventories
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Raw material	58,212	61,098
Production supplies	91,914	77,810
Products-in-progress	698,134	744,217
Finished product	853,925	891,469
Total	1,702,185	1,774,594

Schedule of information about inventory reserves
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Raw material and supplies for production	5,082	7,724
Products-in-progress	75,100	104,970
Finished product	34,450	21,074
Total	114,632	133,768

Schedule of movements in provisions of inventories
As of December 31, 2024, and 2023, movements in provisions are detailed as follows:

Reconciliation	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Beginning balance	133,768	104,057	75,892
Decrease (increase) in carrying amount	(14,517)	32,926	29,693
Additional Provision Differences of Inventory	171	455	(161)
Increase / Decrease eventual differences and others	—	—	—
Provision Used	(4,790)	(3,670)	(1,367)
Total changes	(19,136)	29,711	28,165
Final balance	114,632	133,768	104,057